OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
OPERATING SEGMENTS
NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM comprises the Cibest Corporate Group’s President (CEO) and Financial Vice President (CFO). Segment information has been prepared following the Cibest Corporate Group’s accounting policies and is presented consistently with the internal reports provided to the CODM.

The chief operating decision maker (CODM) uses a variety of information and key financial data on a segment basis to assess the performance and make decisions regarding the investment and allocation of resources, such as:

•Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
•Return on average total assets (Net income divided by average total assets).
•Return on average stockholders’ equity.
•Efficiency ratio (Operating expenses as a percentage of interest, fees, services, and other operating income).
•Asset quality and loan coverage ratios.
The Cibest Corporate Group reports the following operating segments: Banking Colombia, Banking Panama (discontinued operation), Banking El Salvador, Banking Guatemala, International Banking, Leases, and All Other segments. Segments are identified primarily by the nature of products and services and geographical footprint, consistent with the internal reporting to the CODM.

During the current period, Cibest Corporate Group conducted a comprehensive review of the information structure used by the Chief Operating Decision Maker (CODM) for strategic decision-making and performance assessment. As a result of this analysis, adjustments were made to the presentation of the disclosed operating segments, with the purpose of ensuring that the reported information more accurately reflects the manner in which CODM manages and oversees operational activities.

To maintain the comparability of information, prior periods have been restated in accordance with the new operating segment structure, without generating impacts on the consolidated results of Cibest Corporate Group.

The Cibest Corporate Group’s operating segments are comprised as follows:

•Banking Colombia

This segment provides individual and corporate banking products and services to individuals, businesses, and national and local governments in Colombia. The Parent Company's business strategy seeks to meet customers' financial needs and is based on personalized service, a friendly and approachable attitude, and the generation of added value, ensuring quality of service and fostering business growth and national development.

The commercial strategy is based on a segmented service model by customer type Personal, Plus and Empresarial for individuals and SMEs, and Corporate and Government for larger customers. In particular, the corporate sales force specializes in companies with more than COP 100,000, covering twelve economic sectors: agriculture, commerce, supplies and materials manufacturing, consumer goods, financial services, health, education, construction, government, infrastructure, real estate and natural resources.

The segment centrally manages the loan portfolio, funding and liquidity, and the distribution of treasury products and services in the Colombian market, in line with the Cibest Corporate Group’s risk, profitability and sustainability policies.

•Banking Panama (discontinued operation)

This segment comprises the financial services provided in Panama through Banistmo S.A., its subsidiaries Banistmo Investment Corporation S.A. and Leasing Banistmo S.A., as well as the non‑operating entities Banistmo Capital Markets Group Inc., Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterprises S.A., and Ordway Holdings S.A.
This segment also manages the own‑book loan portfolio, liquidity, and the distribution of treasury products for customers in Panama.

In 2025, the corporate reorganization of Banistmo S.A. was completed, under which 100% of its ownership interest in Valores Banistmo S.A. was spun off in favor of Cibest Panamá Assets S.A., a company 100% owned by Cibest Corporate Group.

On December 18, 2025, the Cibest Corporate Group executed a share purchase agreement for the sale of 100% of the shares of Banistmo S.A. As a result, this operation is classified as a discontinued operation under IFRS 5, and its assets, liabilities, and results are presented within the specific discontinued‑operation line items in the consolidated financial statements. As of December 31, 2025, Banistmo S.A. was considered an asset held for sale. For further information, see Note 1. Reporting Entity, Note 2.D12. Significant accounting policies – Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

•Banking El Salvador

This segment provides comprehensive financial services in El Salvador through Banco Agrícola S.A., Banagrícola S.A., Inversiones Financieras Banco Agrícola S.A. (IFBA), Arrendadora Financiera S.A. Arfinsa, ACCELERA S.A. de C.V., Valores Banagrícola S.A. de C.V., Bagrícola Costa Rica S.A. and Gestora de Fondos de Inversión Banagrícola S.A. These entities offer banking, fiduciary, financial leasing, fund management, brokerage and credit products.
The segment also manages own‑book lending, liquidity and the distribution of treasury products and services to customers in El Salvador.

•Banking Guatemala

This segment serves the Guatemalan market through Banco Agromercantil de Guatemala S.A., Grupo Agromercantil Holding S.A., Seguros Agromercantil de Guatemala S.A., Arrendadora Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A. (in voluntary liquidation), New Alma Enterprises Ltd., and Mercom Bank Ltd. The assets and liabilities of the operations in Barbados through Mercom Bank Ltd. were transferred to other entities, leaving loan and deposit balances at zero as of January 31, 2023. As of December 31, 2025, the public registry approved the liquidation of this company, which is pending approval by the Central Bank of Barbados. See Note 1. Reporting Entity.

This segment is also responsible for managing own‑book lending, liquidity, and the distribution of treasury products and services to customers in Guatemala.

•International Banking

This segment comprises the Cibest Corporate Group’s international operations through Bancolombia Panamá S.A., Bancolombia Puerto Rico Internacional Inc., and SINESA Cayman, Inc. (formerly Bancolombia Cayman S.A., currently being wound down). These platforms provide international banking services, foreign‑currency products, cash‑management structures, offshore funding, and financing for regional and non‑resident customers.

Operations in the Cayman Islands through SINESA Cayman, Inc. (formerly Bancolombia Cayman S.A.) have been cancelled or transferred. As of December 31, 2025, the company is in dissolution and liquidation.

•Leases

The Leases segment consolidates the operating leasing, finance leasing and real‑estate asset management activities of the Cibest Corporate Group, primarily through Renting Colombia S.A.S., Valores Simesa S.A., FCP Fondo Inmobiliario Colombia, and a broad structure of autonomous trusts and real estate trusts (patrimonios autónomos y fideicomisos), including: P.A. FAI Calle 77, P.A. Nomad Salitre, P.A. Nomad Central‑2, P.A. Calle 84 (2), P.A. Calle 84 (3), P.A. Nomad Distrito Vera, P.A. Nexo, P.A. Mercurio, P.A. CEDIS Sodimac, P.A. Inmuebles CEM, P.A. Calle 92 FIC‑11, P.A. FIC Edificio Corfinsura, P.A. FIC A5, P.A. FIC Inmuebles, P.A. FIC Clínica del Prado, P.A. FIC A6, P.A. Central Point, P.A. Fideicomiso Twins Bay, Fideicomiso Lote Av. San Martín, P.A. Fideicomiso Lote 30, Fideicomiso Fondo Inmobiliario Bancolombia, P.A. Florencia Ferrara, P.A. Flor Morado Plaza, P.A. Linz Graz del Río, Fideicomiso Selecto Terrazu (Towers 1 and 2), Fideicomiso Lote C6 Cartón de Colombia, Fideicomiso Mokana Recursos and Fideicomiso River Park.
The segment manages the leasing portfolio, income‑producing real‑estate assets, project structuring and the associated treasury management.
•All other segments

This segment includes holding, investment, fiduciary operations, technology, innovation, capital markets and special‑purpose vehicles that do not meet the quantitative thresholds of IFRS 8 to be reported separately. It comprises: Grupo Cibest S.A., Inversiones Cibest S.A.S., Cibest Investment Management S.A.S., Valores Cibest S.A.S., Cibest Inversiones Estratégicas S.A.S., Sistemas de Inversiones y Negocios S.A. – SINESA, Banca de Inversión Bancolombia S.A. Corporación Financiera, Negocios Digitales Colombia S.A.S., Inversiones CFNS S.A.S., WOMPI S.A.S., Nequi S.A. Compañía de Financiamiento, Wenia S.A.S., Wenia Ltd., Cibest Panamá Assets S.A., P.A. Wenia, P.A. Títulos de Pagos por Ejecución, P.A. Tokenización Novus, Valores Banistmo S.A., Banistmo Panamá Fondos de Inversión S.A. (non‑operating), Valores Bancolombia S.A. Comisionista de Bolsa, Cibest Capital Holdings USA LLC, Cibest Capital Advisory Services LLC and Cibest Capital Securities LLC.

Entities in this segment carry out capital‑markets activities, brokerage services, investment advisory, technology solutions, fiduciary administration, digital innovation, investment vehicles and holding functions. They also provide strategic, operational and financial support to the Cibest Corporate Group through corporate functions, technology platforms, and the distribution of specialized products and services.
In accordance with IFRS 8, the figures reported under “All other segments” aggregate information for operating segments that individually did not meet the quantitative thresholds defined by that standard; that is, the absolute amount of their reported results represents, in absolute terms, less than 10% of the combined results of all segments, and their assets represent less than 10% of the combined assets of all operating segments of Cibest Corporate Group.

Financial performance by operating segment:

The CODM reviews the performance of the Cibest Corporate Group using the following financial information by operating segment:

	For the year ended December 31, 2025
	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(4)	All other segments	Total segments	Banking Panama (Discontinued operation)(5)
In millions of COP
Total interest and valuation on financial instruments	26,062,351	2,095,137	2,013,347	1,014,777	216,802	85,112	31,487,526	2,546,672
Interest income on loans and financial leases	24,478,980	1,807,267	1,848,807	852,849	224,652	23,447	29,236,002	2,103,723
Debt investments	1,491,219	287,163	173,103	94,069	1,180	48,016	2,094,750	353,019
Derivatives, net	51,816	-	-	(56)	(9,030)	(1,051)	41,679	3,197
Liquidity operations, net	40,336	707	(8,563)	67,915	-	14,700	115,095	86,733
Interest expenses	(9,633,252)	(437,193)	(911,786)	(660,927)	(360,799)	(57,269)	(12,061,226)	(1,241,640)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,429,099	1,657,944	1,101,561	353,850	(143,997)	27,843	19,426,300	1,305,032
Credit impairment charges, net	(3,396,144)	(334,805)	(442,529)	(225,658)	(30,327)	(455)	(4,429,918)	(161,369)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	13,032,955	1,323,139	659,032	128,192	(174,324)	27,388	14,996,382	1,143,663
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(288,452)	1,769	(79,514)	320,216	(115,936)	161,917	-	-
Fees and commissions income(1)	6,151,871	629,985	231,580	55,665	4	859,449	7,928,554	519,246
Fees and commissions expenses	(3,140,014)	(291,977)	(96,751)	(11,627)	(3,842)	(29,399)	(3,573,610)	(261,793)
Total fees and commissions, net	3,011,857	338,008	134,829	44,038	(3,838)	830,050	4,354,944	257,453
Other operating income	1,620,506	42,082	131,316	16,492	1,545,011	216,667	3,572,074	24,905
Dividends and net income on equity investments(2)	179,656	4,590	2,115	24	329,307	177,319	693,011	8,561
Goodwill impairment	-	-	-	-	-	-	-	(5,022,822)
Total operating income / (Expenses), net	17,556,522	1,709,588	847,778	508,962	1,580,220	1,413,341	23,616,411	(3,588,240)
Operating expenses(3)	(9,457,584)	(831,994)	(654,017)	(104,892)	(1,057,200)	(735,118)	(12,840,805)	(812,202)
Depreciation, amortization and impairment	(706,370)	(96,796)	(59,578)	(2,473)	(137,602)	(13,482)	(1,016,301)	(97,737)
Total operating expenses	(10,163,954)	(928,790)	(713,595)	(107,365)	(1,194,802)	(748,600)	(13,857,106)	(909,939)
Profit / (loss) before income tax	7,392,568	780,798	134,183	401,597	385,418	664,741	9,759,305	(4,498,179)
(1)For further information about income from contracts with customers, see Note 25.3. Commissions.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.
(4)In 2025, the Leases segment is presented separately as its own reportable segment. For comparative purposes, the 2024 information has been restated, as these operations were included within “All other segments” during that period.
(5)As of December 31, 2025, Banistmo S.A. was considered an asset held for sale. The profit before income tax of Banking Panama segment (discontinued operation) differs from the net income from discontinued operations because it does not include the income tax related to that segment. For more information, see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

	For the year ended December 31, 2024
	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(4)	All other segments	Total segments	Banking Panama (Discontinued operation)(5)
In millions of COP
Total interest and valuation on financial instruments	27,543,286	1,851,126	1,939,602	1,203,837	254,200	62,265	32,854,316	2,689,904
Interest income on loans and financial leases	25,632,102	1,623,427	1,807,334	987,377	257,363	22,836	30,330,439	2,283,111
Debt investments	1,503,298	226,122	134,101	116,662	41	37,486	2,017,710	316,205
Derivatives, net	155,794	775	-	(94)	(3,204)	(2,463)	150,808	3,322
Liquidity operations, net	252,092	802	(1,833)	99,892	-	4,406	355,359	87,266
Interest expenses	(11,292,917)	(437,244)	(804,815)	(708,671)	(443,629)	(384)	(13,687,660)	(1,336,250)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,250,369	1,413,882	1,134,787	495,166	(189,429)	61,881	19,166,656	1,353,654
Credit impairment charges, net	(4,220,195)	(236,086)	(394,589)	(91,617)	(53,547)	433	(4,995,601)	(456,748)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	12,030,174	1,177,796	740,198	403,549	(242,976)	62,314	14,171,055	896,906
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(181,303)	(19,110)	(86,604)	400,937	(136,749)	22,829	-	-
Fees and commissions income(1)	5,660,355	515,734	211,778	51,901	292	686,452	7,126,512	562,330
Fees and commissions expenses	(2,885,255)	(226,445)	(85,700)	(10,116)	(1,639)	(16,227)	(3,225,382)	(286,392)
Total fees and commissions, net	2,775,100	289,289	126,078	41,785	(1,347)	670,225	3,901,130	275,938
Other operating income	1,219,476	40,818	130,140	12,435	1,543,538	29,703	2,976,110	65,876
Dividends and net income on equity investments(2)	(121,975)	4,338	1,555	25	287,930	(78,774)	93,099	11,474
Total operating income, net	15,721,472	1,493,131	911,367	858,731	1,450,396	706,297	21,141,394	1,250,194
Operating expenses(3)	(8,497,419)	(771,079)	(645,311)	(98,572)	(1,056,501)	(592,928)	(11,661,810)	(853,981)
Depreciation, amortization and impairment	(631,282)	(93,982)	(61,471)	(8,016)	(182,106)	(12,479)	(989,336)	(128,544)
Total operating expenses	(9,128,701)	(865,061)	(706,782)	(106,588)	(1,238,607)	(605,407)	(12,651,146)	(982,525)
Profit before income tax	6,592,771	628,070	204,585	752,143	211,789	100,890	8,490,248	267,669
(1)For further information about income from contracts with customers, see Note 25.3. Commissions.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.
(4)In 2025, the Leases segment is presented separately as its own reportable segment. For comparative purposes, the 2024 information has been restated, as these operations were included within “All other segments” during that period.
(5)As of December 31, 2025, Banistmo S.A. was considered an asset held for sale. The profit before income tax of Banking Panama segment (discontinued operation) differs from the net income from discontinued operations because it does not include the income tax related to that segment. For more information, see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

	For the year ended December 31, 2023
	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(4)	All other segments	Total segments	Banking Panama (Discontinued operation)(5)
In millions of COP
Total interest and valuation on financial instruments	29,230,060	1,773,141	1,795,543	1,112,171	254,360	54,326	34,219,601	2,826,559
Interest income on loans and financial leases	28,366,678	1,524,765	1,726,821	940,091	253,677	13,521	32,825,553	2,415,234
Debt investments	937,090	236,351	60,534	85,091	683	36,544	1,356,293	301,167
Derivatives, net	(167,887)	11,187	-	(188)	-	(1,747)	(158,635)	817
Liquidity operations, net	94,179	838	8,188	87,177	-	6,008	196,390	109,341
Interest expenses	(13,202,338)	(464,851)	(731,886)	(596,039)	(434,664)	(405)	(15,430,183)	(1,238,112)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,027,722	1,308,290	1,063,657	516,132	(180,304)	53,921	18,789,418	1,588,447
Credit impairment charges, net	(6,480,377)	(154,938)	(499,368)	4,164	(55,660)	(4,906)	(7,191,085)	(270,501)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	9,547,345	1,153,352	564,289	520,296	(235,964)	49,015	11,598,333	1,317,946
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(217,445)	(17,732)	(75,808)	416,107	(163,049)	57,927	-	-
Fees and commissions income(1)	5,252,104	479,568	223,200	47,228	-	545,853	6,547,953	532,930
Fees and commissions expenses	(2,522,916)	(188,972)	(89,405)	(11,042)	(11,082)	(14,966)	(2,838,383)	(258,897)
Total fees and commissions, net	2,729,188	290,596	133,795	36,186	(11,082)	530,887	3,709,570	274,033
Other operating income	2,049,297	51,656	130,757	16,794	1,673,939	20,269	3,942,712	36,939
Dividends and net income on equity investments(2)	17,612	10,982	1,827	37	239,405	(73,177)	196,686	13,498
Total operating income, net	14,125,997	1,488,854	754,860	989,420	1,503,249	584,921	19,447,301	1,642,416
Operating expenses(3)	(7,939,136)	(668,105)	(620,928)	(89,220)	(1,049,474)	(540,623)	(10,907,486)	(909,844)
Depreciation, amortization and impairment	(508,543)	(131,922)	(55,243)	(4,259)	(309,435)	(7,742)	(1,017,144)	(107,717)
Total operating expenses	(8,447,679)	(800,027)	(676,171)	(93,479)	(1,358,909)	(548,365)	(11,924,630)	(1,017,561)
Profit before income tax	5,678,318	688,827	78,689	895,941	144,340	36,556	7,522,671	624,855
(1)For further information about income from contracts with customers, see Note 25.3. Commissions.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.
(4)In 2025, the Leases segment is presented separately as its own reportable segment. For comparative purposes, the 2023 information has been restated, as these operations were included within “All other segments” during that period.
(5)As of December 31, 2025, Banistmo S.A. was considered an asset held for sale. The profit before income tax of Banking Panama segment (discontinued operation) differs from the net income from discontinued operations because it does not include the income tax related to that segment. For more information, see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2025
In millions of COP
	Banking Colombia	Banking Panama (Discontinued operation)(1)	Banking El Salvador	Banking Guatemala	International Banking	Leases	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	268,613,654	39,538,249	25,916,845	24,413,292	23,693,417	11,150,070	46,854,190	440,179,717	(60,427,337)	379,752,380
Total liabilities	241,194,742	35,059,304	23,452,205	22,331,358	21,502,643	4,849,872	2,455,417	350,845,541	(12,088,795)	338,756,746
(1) As of December 31, 2025, Banistmo S.A. was considered an asset held for sale. The profit before income tax of the Panama Banking segment (discontinued operation) differs from the net income from discontinued operations because it does not include the income tax related to that segment. For more information, see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

As of December 31, 2024
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	International Banking	Leases	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	266,515,464	45,964,767	26,670,513	27,332,834	35,272,842	10,182,907	3,378,212	415,317,539	(43,102,157)	372,215,382
Total liabilities	222,388,179	41,132,907	23,889,120	25,018,466	24,248,959	4,573,121	404,335	341,655,087	(14,023,980)	327,631,107
The following table presents financial information on the investments in associates and joint ventures by operating segment:

As of December 31, 2025(1)
	Banking Colombia	Banking El Salvador	Leases	All other segments	Total
In millions of COP
Investments in associates and joint ventures	268,110	25,555	2,041,402	976,439	3,311,506
Equity method	46,364	4,549	175,699	122,350	348,962
(1)As of December 31, 2025, Banking Panama, Banking Guatemala and International Banking did not have investments in associates and joint ventures.

As of December 31, 2024(1)
	Banking Colombia	Banking El Salvador	Leases	All other segments	Total
In millions of COP
Investments in associates and joint ventures	205,311	27,621	1,830,884	865,168	2,928,984
Equity method	(28,130)	4,320	155,418	90,964	222,572
(1)As of December 31, 2024, Banking Panama, Banking Guatemala and International Banking did not have investments in associates and joint ventures.
For additional information related to investment in associates and joint ventures, see Note 8. Investments in associates and joint ventures.
Information about products and services
The Cibest Corporate Group does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.
Geographic information
The following summarizes the Cibest Corporate Group’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2025		2024		2023
Geographic information	Interest and valuation(1)	Long-lived assets(2)	Interest and valuation(1)	Long-lived assets(2)	Interest and valuation(1)	Long-lived assets(2)
In millions of COP
Colombia	26,688,212	14,087,381	28,127,681	13,614,718	29,812,448	13,466,457
Panama	3,798,982	657,701	1,466,508	995,045	1,407,984	877,407
El Salvador	2,096,904	513,106	1,852,097	607,601	1,774,165	547,357
Guatemala	2,013,523	350,517	1,939,808	436,804	1,795,597	361,840
Bermuda	449	6,759	177	4,416	184	3,434
United States of America	77	2,678	63	4,176	55	4,805
Puerto Rico	158,629	1,553	187,913	1,552	149,541	1,297
Total	34,756,776	15,619,695	33,574,247	15,664,312	34,939,974	15,262,597
Eliminations and adjustments	(3,269,250)	860,580	(719,931)	8,453,369	(720,373)	7,000,343
Total, net	31,487,526	16,480,275	32,854,316	24,117,681	34,219,601	22,262,940
(1)Includes interest and valuation on financial instruments.
(2)Includes assets held for sale, premises and equipment, net, investment property, right-of-use assets, goodwill and intangible assets, net.